Transactions and Balances with Related Parties - Schedule of Benefits to Key Management Personnel (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Benefits to Key Management Personnel[Abstract]
Short-term benefits	$ 438	$ 585	$ 1,204	$ 1,940	$ 962
Management fees	60	80	220
Cost of share-based payment	$ 11	$ 54	$ 84	$ 779	$ 43